Retirement benefit and other post-retirement obligations (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Defined Plan Analysis
At 31 December 2020, the UK Group plan had approximately 26,500 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total
Defined benefit	—	19	33	52
Defined contribution	12	36	—	48

Total	12	55	33	100

Summary of Principal Assumptions Used for UK Group Plan and US PRMB
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

	2020			2019			2018
All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	2.9	0.6	—	3.0	1.7	1.5	3.3	1.6	1.5
Rate used to discount plan liabilities	1.4	2.2	2.1	2.0	3.0	3.1	2.8	4.0	4.1
Expected rate of increase in salaries	3.4	2.2	3.0	3.5	2.9	3.0	3.8	2.9	3.0
Expected rate of increase for pensions in payment and deferred pensions	2.05 to 5.05	—	—	1.85 to 5.05	—	—	2.1 to 5.1	—	—
Initial rate of increase in healthcare rate	—	—	6.5	—	—	6.8	—	—	7.0
Ultimate rate of increase in healthcare rate	—	—	5.0	—	—	5.0	—	—	5.5

Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

	UK		US
All figures in years	2020	2019	2020	2019
Male	24.0	24.0	20.4	20.6
Female	24.3	24.3	22.4	22.6
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

	UK		US
All figures in years	2020	2019	2020	2019
Male	25.6	25.5	21.9	22.2
Female	26.1	26.1	23.8	24.1

Summary of Amounts Recognised in Income Statement
The amounts recognised in the income statement are as follows:

	2020
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	6	2	8	47	—	55
Past service cost	1	—	1	—	—	1
Curtailments	—	(1)	(1)	—	—	(1)
Administration expenses	5	—	5	—	—	5

Total operating expenses	12	1	13	47	—	60
Interest on plan assets	(66)	(3)	(69)	—	—	(69)
Interest on plan liabilities	57	5	62	—	1	63

Net finance (income)/expense	(9)	2	(7)	—	1	(6)

Net income statement charge	3	3	6	47	1	54

	2019
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	6	3	9	57	—	66
Past service cost	—	—	—	—	—	—
Curtailments	(2)	—	(2)	—	(1)	(3)
Administration expenses	6	—	6	—	—	6

Total operating expense	10	3	13	57	(1)	69
Interest on plan assets	(89)	(5)	(94)	—	—	(94)
Interest on plan liabilities	73	6	79	—	2	81

Net finance (income)/expense	(16)	1	(15)	—	2	(13)

Net income statement charge	(6)	4	(2)	57	1	56

	2018
All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	7	2	9	56	(1)	64
Past service cost	8	—	8	—	—	8
Curtailments	—	—	—	—	(11)	(11)
Administration expenses	6	—	6	—	—	6

Total operating expense	21	2	23	56	(12)	67
Interest on plan assets	(82)	(5)	(87)	—	—	(87)
Interest on plan liabilities	68	6	74	—	2	76

Net finance (income)/expense	(14)	1	(13)	—	2	(11)

Net income statement charge	7	3	10	56	(10)	56

Summary of Amounts Recognised in Balance Sheet	The amounts recognised in the balance sheet are as follows:

	2020				2019
All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	3,588	119	—	3,707	3,341	120	—	3,461
Present value of defined benefit obligation	(3,178)	(135)	(21)	(3,334)	(2,912)	(138)	(19)	(3,069)

Net pension asset/(liability)	410	(16)	(21)	373	429	(18)	(19)	392
Other post-retirement medical benefit obligation				(39)				(43)
Other pension accruals				(9)				(12)

Net retirement benefit asset				325				337

Analysed as:
Retirement benefit assets				410				429
Retirement benefit obligations				(85)				(92)

Summary of Gains (Losses) Recognised in Other Comprehensive Income
The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2020	2019	2018
Amounts recognised for defined benefit plans	(24)	(148)	16
Amounts recognised for post-retirement medical benefit plans	1	3	6

Total recognised in year	(23)	(145)	22

Summary of Fair Value of Plan Assets
The fair value of plan assets comprises the following:

	2020			2019
All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	42	—	42	43	—	43
Equities	1	1	2	1	1	2
Bonds	5	1	6	5	2	7
Property	5	—	5	5	—	5
Pooled asset investment funds	33	—	33	30	—	30
Other	12	—	12	13	—	13

Summary of Quoted and Non Quoted Market Price	The table below further disaggregates the plan assets into additional categories and those assets which have a quoted market price in an active market and those that do not:

	2020		2019
All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	42	—	43	—
Non-UK equities	—	2	—	2
Fixed-interest securities	6	—	7	—
Property	—	5	—	5
Pooled asset investment funds	34	—	30	—
Other	—	11	—	13

Total	82	18	80	20

Summary of Liquidity Profile of UK Group Plan Assets	The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2020	2019
Liquid – call<1 month	39	37
Less liquid – call 1–3 months	—	—
Illiquid – call>3 months	61	63

Summary of Changes in Values of Plan Assets and Liabilities
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

	2020			2019
All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets
Opening fair value of plan assets	3,341	120	3,461	3,240	141	3,381
Exchange differences	—	(3)	(3)	—	(5)	(5)
Interest on plan assets	66	3	69	89	5	94
Return on plan assets excluding interest	297	8	305	133	13	146
Contributions by employer	3	5	8	3	2	5
Benefits paid	(119)	(14)	(133)	(124)	(16)	(140)
Other	—	—	—	—	(20)	(20)

Closing fair value of plan assets	3,588	119	3,707	3,341	120	3,461

Present value of defined benefit obligation
Opening defined benefit obligation	(2,912)	(157)	(3,069)	(2,671)	(177)	(2,848)
Exchange differences	—	3	3	—	5	5
Current service cost	(6)	(2)	(8)	(6)	(3)	(9)
Past service cost	(1)	—	(1)	—	—	—
Curtailments	—	1	1	2	—	2
Administration expenses	(5)	—	(5)	(6)	—	(6)
Interest on plan liabilities	(57)	(5)	(62)	(73)	(6)	(79)
Actuarial gains/(losses) – experience	(18)	(2)	(20)	(6)	(1)	(7)
Actuarial gains/(losses) – demographic	1	1	2	18	1	19
Actuarial gains/(losses) – financial	(299)	(11)	(310)	(294)	(12)	(306)
Contributions by employee	—	2	2	—	—	—
Other	—	—	—	—	20	20
Benefits paid	119	14	133	124	16	140

Closing defined benefit obligation	(3,178)	(156)	(3,334)	(2,912)	(157)	(3,069)

Summary of Changes in Value of US PRMB
Changes in the value of the US PRMB are as follows:

All figures in £ millions	2020	2019
Opening defined benefit obligation	(43)	(49)
Exchange differences	1	1
Current service cost	—	—
Curtailments	—	1
Interest on plan liabilities	(1)	(2)
Actuarial gains/(losses) – experience	3	4
Actuarial gains/(losses) – demographic	1	1
Actuarial gains/(losses) – financial	(3)	(2)
Benefits paid	3	3

Closing defined benefit obligation	(39)	(43)

Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense
The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

	2020
All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(522)	723
(Decrease)/increase in defined benefit obligation – US plan	(11)	13
The effect of members living one year more or one year less on the defined benefit obligation is as follows:

	2020
All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	144	(143)
Increase/(decrease) in defined benefit obligation – US plan	8	(9)
The effect of a half percentage point increase and decrease in the inflation rate is as follows:

	2020
All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	191	(173)
Increase/(decrease) in defined benefit obligation – US plan	—	—